CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash from operating activities:
Net loss	$ (5,912,356)	$ (5,809,340)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	225,825	281,220
Stock based compensation	592,177	215,753
Stock issued for services	120,000	75,000
PPP loan forgiveness including accrued interest		(1,421,577)
Bad debt expense		76,046
Changes in assets and liabilities:
Accounts receivable	(454,431)	631,948
Contract assets	(820,938)	(147,412)
Inventory	(395,787)	185,547
Security deposit		(600,000)
Operating lease right of use asset	198,790	173,214
Prepaid expenses and other current assets	15,539	79,331
Accounts payable	605,129	378,853
Accounts payable-related party		(7,700)
Payroll taxes payable		(3,146)
Accrued expenses	(136,180)	164,782
Operating lease obligation	60,668	(179,464)
Contract liabilities	2,051,109	384,277
Net cash used in operating activities	(3,850,455)	(5,522,668)
Cash flows from investing activities:
Purchase of patents/trademarks	(17,490)	(7,435)
Purchase of software development	(87,700)
Purchase of fixed assets	(311,327)	(303,341)
Net cash used in investing activities	(416,517)	(310,776)
Cash flows from financing activities:
Repayments of insurance and equipment financing	(303,492)	(311,442)
Repayment of finance lease	(69,325)	(66,243)
Proceeds from common stock issued	8,550,002
Issuance cost	(837,467)
Proceeds from preferred stock issued	999,000	4,500,000
Net cash provided by financing activities	8,338,718	4,122,315
Net (decrease) increase in cash	4,071,746	(1,711,129)
Cash, beginning of period	893,720	3,969,100
Cash, end of period	4,965,466	2,257,971
Supplemental Disclosure of Cash Flow Information:
Interest paid	8,045	25,678
Taxes paid	1,264
Supplemental Non-Cash Investing and Financing Activities:
Notes issued for financing of insurance premiums	$ 353,244	$ 323,452